CONCENTRATIONS - Concentrations of credit risk (Details)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Concentration Risk
Cash, cash equivalents and restricted cash balances	$ 695,242		$ 30,843,641	$ 6,923,495	$ 6,966,586
China
Concentration Risk
Insurance covered for balances at financial institutions and banks	68,000	¥ 500,000
Maximum limit for balances with banks covered under insurance | ¥		¥ 500,000
Cash, cash equivalents and restricted cash balances	694,651		30,785,880
Insurance not covered on cash balances	$ 621,929		$ 30,410,346